CONVERTIBLE NOTES - BayBridge Convertible Note - Additional Information (Details) - USD ($)			3 Months Ended				12 Months Ended
	Dec. 18, 2020	Dec. 09, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Aug. 22, 2019
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding									$ 170,000
Stated interest rate							12.00%
Conversion price (in dollars per share)	$ 0.0001
Debt conversion, converted instrument, shares issued (in shares)	105,000,000,000	872,093,023
Baybridge Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding										$ 829,000
Accrued interest										97,000
Stated interest rate							12.00%
Baybridge Convertible Note | Minimum [Member]
Class Of Stock [Line Items]
Conversion price (in dollars per share)							$ 0.0005
Debt conversion, average lowest closing price							65.00%
Baybridge Convertible Note | Maximum
Class Of Stock [Line Items]
Conversion price (in dollars per share)							$ 0.15
Debt conversion, average lowest closing price							70.00%
Convertible Debt | Baybridge Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding										1,160,000
Unamortized discount			$ 408,333				$ 0	$ 408,333		$ 234,000
Note conversions			16,900	$ 86,000	$ 88,500	$ 90,500	$ 0	281,900
Interest Converted			$ 789	$ 2,261	$ 2,079	$ 3,278		$ 8,407
Debt conversion, converted instrument, shares issued (in shares)			176,886,700	616,247,346	141,822,223	47,400,806		982,357,075